Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Real estate facilities:
Land	$ 429,877,760	$ 420,522,591		$ 397,508,081
Buildings	1,397,377,122	1,377,311,421		1,117,204,944
Site improvements	91,426,610	89,371,633		78,910,603
Real estate investment property, gross	1,918,681,492	1,887,205,645		1,593,623,628
Accumulated depreciation	(241,916,459)	(202,682,688)		(155,926,875)
Real estate investment property	1,676,765,033	1,684,522,957		1,437,696,753
Construction in process	6,085,298	4,490,926		1,799,004
Real estate facilities, net	1,682,850,331	1,689,013,883		1,439,495,757
Cash and cash equivalents	34,239,378	39,486,588		37,254,226
Restricted cash	9,572,290	6,551,803		7,432,135
Investments in unconsolidated real estate ventures (Note 4)	34,669,282	28,522,082		18,943,284
Investments in and advances to Managed REITs	34,331,729	62,371,167		12,404,380
Other assets, net	23,146,451	34,131,543		15,423,508
Intangible assets, net of accumulated amortization	2,214,891	15,553,303		14,337,820
Trademarks, net of accumulated amortization	15,805,882	15,911,765		16,052,941
Goodwill	53,643,331	53,643,331		53,643,331
Debt issuance costs, net of accumulated amortization	776,911	2,031,922		3,305,394
Total assets	1,891,250,476	1,947,217,387	[1]	1,618,292,776	[1]
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Debt, net	1,055,195,878	1,068,371,956		873,866,855
Accounts payable and accrued liabilities	40,711,052	28,151,741		22,693,941
Due to affiliates	424,980	409,730		584,291
Distributions payable	8,927,504	9,324,453		8,360,420
Contingent earnout		0		30,000,000
Deferred tax liabilities	6,067,296	6,205,620		7,719,098
Total liabilities	1,111,326,710	1,112,463,500		943,224,605
Commitments and contingencies (Note 12)
Equity:
Additional paid-in capital	894,718,919	894,283,954		724,739,872
Distributions	(309,558,673)	(266,151,517)		(210,964,464)
Accumulated deficit	(166,156,957)	(164,524,595)		(170,846,475)
Accumulated other comprehensive income (loss)	2,446,687	3,654,682		(279,975)
Total SmartStop Self Storage REIT, Inc. equity	421,546,932	467,359,462		342,734,072
Noncontrolling interests in our Operating Partnership	92,524,234	94,405,766		64,632,417
Other noncontrolling interests	35,030	54,479		10,900
Total noncontrolling interests	92,559,264	94,460,245		64,643,317
Total equity	514,106,196	561,819,707		407,377,389
Total liabilities, temporary equity and equity	1,891,250,476	1,947,217,387		1,618,292,776
Class A Common stock
Equity:
Common stock, value	88,836	88,853		77,058
Class T Common stock
Equity:
Common stock, value	8,120	8,085		8,056
Series A Convertible Preferred Stock
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Redeemable common stock	196,356,107	196,356,107		196,356,107
Redeemable Common Stock
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Redeemable common stock	$ 69,461,463	$ 76,578,073		$ 71,334,675

[1]	Other than our investments in and advances to Managed REITs, substantially all of our investments in real estate facilities and intangible assets made during the years ended December 31, 2022 and 2021 were associated with our self storage platform.